Subsequent Events (Details) (Subsequent Event [Member], USD $)	12 Months Ended
Dec. 31, 2013
Subsequent Event [Line Items]
Credit facility, current borrowing capacity	$ 2,750,000,000
Credit facility, term	4 years
International Lease Finance Corporation [Member]
Subsequent Event [Line Items]
Credit facility, current borrowing capacity	$ 2,300,000